LOANS, FINANCING AND DEBENTURES	12 Months Ended
Dec. 31, 2018
LOANS, FINANCING AND DEBENTURES
LOANS, FINANCING AND DEBENTURES

20)  LOANS, FINANCING AND DEBENTURES

a)  Accounting policy

These are financial liabilities measured initially and recognized at fair value, net of costs incurred to obtain them and subsequently measured at amortized cost (plus pro-rata charges and interest), considering the effective interest rate of each operation, or at fair value through profit or loss.

They are classified as current unless the Company has the unconditional right to settle the liability for at least 12 months after the closing date of the year.

Borrowing costs directly related to the acquisition, construction or production of an asset that necessarily requires more than 18 months to be completed for use or sale purposes are capitalized as part of the cost of the corresponding asset. The Company did not capitalize borrowing and financing costs and debentures due to the absence of qualifying assets.

All other costs of loans, financing and debentures are recorded in expense in the period in which they are incurred. The costs of loans, financing and debentures comprise interest and other costs incurred.

b)  Breakdown

	Information as of December 31, 2018				12/31/18			12/31/17
	Currency	Annual interest rate	Maturity	Guarantees	Current	Non-current	Total	Current	Non-current	Total

Local currency					1,367,551	4,675,271	6,042,822	2,891,142	5,345,445	8,236,587

Financial Institutions (b.1)					666,213	819,742	1,485,955	820,468	1,456,624	2,277,092
BNDES FINEM	URTJLP	TJLP+ 0 to 4.08%	Jul-19	(1)	214,012	—	214,012	371,946	213,958	585,904
BNDES FINEM	URTJLP	TJLP+ 0 to 3.38%	Aug-20	(3)	184,200	122,011	306,211	184,007	303,560	487,567
BNDES FINEM	R$	5.00%	Nov-19	(3)	13,403	—	13,403	14,654	13,377	28,031
BNDES FINEM	URTJLP	TJLP+ 0 to 3.12%	Jan-23	(3)	103,486	316,269	419,755	101,879	413,552	515,431
BNDES FINEM	R$	4.00% to 6.00%	Jan-23	(3)	37,837	94,516	132,353	37,061	132,092	169,153
BNDES FINEM	R$	Selic Acum. D-2 + 2.32%	Jan-23	(3)	80,014	245,887	325,901	70,426	305,952	376,378
BNDES PSI	R$	2.5% to 5.5%	Jan-23	(2)	18,207	1,263	19,470	25,405	19,413	44,818
BNB	R$	7.06% to 10%	Aug-22	(4)	15,054	39,796	54,850	15,090	54,720	69,810

Suppliers (b.2)	R$		Dec-19		524,244	—	524,244	607,152	—	607,152

Debentures (b.3)					123,961	3,049,949	3,173,910	1,412,486	3,108,253	4,520,739
4th issue – Series 3	R$	IPCA+4.00%	Oct-19	(5)	41,121	—	41,121	312	40,010	40,322
1st issue – Minas Comunica	R$	IPCA+0.50%	Jul-21	(5)	26,250	52,499	78,749	24,088	72,264	96,352
4th issue	R$	100% of CDI + 0.68%	Apr-18	(5)	—	—	—	1,317,513	—	1,317,513
5th issue	R$	108.25% of CDI	Feb-22	(5)	51,233	1,997,694	2,048,927	64,397	1,996,517	2,060,914
6th issue	R$	100% of CDI + 0.24%	Nov-20	(5)	5,357	999,756	1,005,113	6,176	999,462	1,005,638

Finance lease (b.4)	R$	IPCA and IGP-M	Aug-33		53,133	339,894	393,027	51,036	334,424	385,460

Contingent Consideration (b.5)	R$	Selic			—	465,686	465,686	—	446,144	446,144

Foreign Currency					96,615	—	96,615	142,299	82,955	225,254

Financial Institutions (b.1)					96,615	—	96,615	142,299	82,955	225,254
BNDES FINEM	UMBND	ECM + 2.38%	Jul-19	(1)	96,615	—	96,615	142,299	82,955	225,254
Total					1,464,166	4,675,271	6,139,437	3,033,441	5,428,400	8,461,841

(1)    Guarantee in receivables relating to 15% of the outstanding debt balance or four times the largest installment, whichever is higher.

(2)    Pledge of financed assets.

(3)    Assignment of receivables corresponding to 20% of outstanding debt balance or one time the last installment of sub-credit facility "A" (UMIPCA) plus five times the last installment of each of the other sub-credit facilities, whichever is greater.

(4)    Bank guarantee provided by Banco Safra in an amount equivalent to 100% of the outstanding financing debt balance. Setting up a liquidity fund represented by financial investments in the amount equivalent to three installments of repayment referenced to the average post-grace period performance. Balances were R$12,473 and R$11,722 at December 31, 2018 and 2017, respectively.

(5)    Unsecured.

b.1)  Loans and financing

Some financing agreements with the BNDES described above, have lower interest rates than those prevailing in the market. These operations fall within the scope of IAS 20 and thus the subsidies granted by BNDES were adjusted to present value and deferred in accordance with the useful lives of the financed assets, resulting in a balance as at December 31, 2018 of R$21,620 (R$32,155 at December 31, 2017) (Note 21).

b.2) Financing - Suppliers

Under bilateral agreements with suppliers, the Company obtained extension of the terms for payment of trade accounts payable at a cost based on the fixed CDI rate for the corresponding periods, with the net cost equivalent to between 107.9% to 115.9% of the CDI (101.4% to 109.4% of the CDI as at December 31, 2017).

b.3) Debentures

The following is a summary of the debentures in effect on December 31, 2018 and 2017.

		Amounts
Issue	Issue date	Issued	Outstanding	Issue value
4th issue – Series 3	10/15/2009	810,000	23,557	810,000
1st issue – Minas Comunica	12/17/2007	5,550	5,550	55,500
4th issue	4/25/2013	130,000	130,000	1,300,000
5th issue	2/8/2017	200,000	200,000	2,000,000
6th issue	11/27/2017	100,000	100,000	1,000,000

Transaction costs in connection with the 4th, 5th and 6th issues, totaling R$3,951 at December 31, 2018 (R$5,422 at December 31, 2017), were allocated as a reduction of liabilities as costs to be incurred and are recognized as financial expenses, according to the contractual terms of each issue.

b.4) Finance lease

The Company has agreements classified as finance lease agreements in the condition of lessee relate to: (i) lease of towers and rooftops arising from sale and finance leaseback transactions; (ii) lease of Built to Suit ("BTS") sites to install antennas and other equipment and transmission facilities; (iii) lease of information technology equipment and; (iv) lease of infrastructure and transmission facilities associated with the power transmission network. The net carrying amount of the assets has remained unchanged until sale thereof, and a liability is recognized corresponding to the present value of mandatory minimum installments of the agreement.

The amounts recorded in property, plant and equipment are depreciated over the estimated useful lives of the assets or the lease term, whichever is shorter.

The balance of amounts payable relating to aforementioned transactions comprises the following effects:

	12.31.18	12.31.17
Nominal value payable	766,215	787,147
Unrealized financial expenses	(373,188)	(401,687)
Present value payable	393,027	385,460

Current	53,133	51,036
Non-current	339,894	334,424

Aging list of finance lease payable at December 31, 2018 is as follows:

	Nominal value	Present value
	payable	payable
Up to 1 year	60,823	53,133
From 1 to 5 years	207,450	146,797
Over five years	497,942	193,097
Total	766,215	393,027

There were no unsecured residual values resulting in benefits to the lessor or contingent payments recognized as revenue at December 31, 2018 and 2017.

b.5) Contingent consideration

As part of the Purchase and Sale Agreement and Other Covenants executed by and between the Company and Vivendi to acquire all shares in GVTPart., a contingent consideration relating to the judicial deposit made by GVT for the monthly installments of deferred income tax and social contribution on goodwill amortization was agreed, arising from the corporate restructuring process completed by GVT in 2013. If these funds are realized (being reimbursed, refunded, or via netting), they will be returned to Vivendi, as long as they are obtained in a final unappeasable decision. Reimbursement will be made within 15 years and this amount is subject to monthly restatement at the SELIC rate.

c)  Repayment schedule

At December 31, 2018, the breakdown of non-current loans, financing, finance lease, debentures and contingent consideration by year of maturity was as follows:

	Loans and			Contingent
Year	financing	Debentures	Finance lease	Consideration	Total
2020	359,948	1,025,097	41,441	—	1,426,486
2021	231,764	1,025,097	36,704	—	1,293,565
2022	209,948	999,755	35,190	—	1,244,893
2023	18,082	—	33,463	—	51,545
2024 onwards	—	—	193,096	465,686	658,782
Total	819,742	3,049,949	339,894	465,686	4,675,271

d)  Covenants

There are loans and financing with BNDES and debentures with specific covenants involving a penalty in the event of breach of contract. A breach of contract provided for in the agreements with the institutions listed above is characterized as non-compliance with covenants (analyzed on a quarterly, half-yearly or yearly basis), being a breach of a contractual clause, resulting in the early maturity of the contract.

At December 31, 2018 and 2017 all economic and financial indexes established in existing contracts had been achieved.

e)  Changes

Changes in loans and financing, debentures, finance lease agreements and contingent considerations are as follows:

	Loans and		Finance	Financing -	Contingent
	financing	Debentures	lease	Suppliers	Consideration	Total
Balance at 12.31.16	4,158,015	3,554,307	374,428	722,591	414,733	9,224,074
Additions	55,876	3,000,000	13,462	571,444	—	3,640,782
Government grants (Note 21)	(1,581)	—	—	—	—	(1,581)
Financial charges (Note 27)	300,153	485,295	45,265	70,603	31,411	932,727
Issue costs	—	(4,926)	—	—	—	(4,926)
Foreign exchange variation (Note 27)	15,846	—	—	—	—	15,846
Write-offs (payments)	(2,025,963)	(2,513,937)	(47,695)	(757,486)	—	(5,345,081)
Balance at 12.31.17	2,502,346	4,520,739	385,460	607,152	446,144	8,461,841
Additions	—	—	18,672	506,397	—	525,069
Government grants (Note 21)	(40)	—	—	—	—	(40)
Financial charges (Note 27)	169,771	242,415	45,501	33,169	19,542	510,398
Issue costs	—	1,471	—	—	—	1,471
Foreign exchange variation (Note 27)	28,848	—	—	—	—	28,848
Write-offs (payments)	(1,118,355)	(1,590,715)	(56,606)	(622,474)	—	(3,388,150)
Balance at 12.31.18	1,582,570	3,173,910	393,027	524,244	465,686	6,139,437

f)  Additions and payments

The following is a summary of funding and payments made during the year ended December 31, 2018 and 2017.

	2018				2017
		Write-offs (payments)				Write-offs (payments)
	Additions	Principal	Financial charges	Total	Additions	Principal	Financial charges	Total
Loans and financing	—	(961,687)	(156,668)	(1,118,355)	55,876	(1,781,261)	(244,702)	(2,025,963)
BNDES	—	(946,763)	(152,447)	(1,099,210)	15,998	(825,256)	(213,752)	(1,039,008)
BNB	—	(14,924)	(4,221)	(19,145)	39,878	(11,808)	(4,073)	(15,881)
Resolution 4131 - Scotiabank and Bank of America	—	—	—	—	—	(944,197)	(26,877)	(971,074)
Debêntures	—	(1,324,723)	(265,992)	(1,590,715)	3,000,000	(2,000,000)	(513,937)	(2,513,937)
4th issue – Series 3	—	—	(1,583)	(1,583)	—	—	(1,522)	(1,522)
1st issue – Minas Comunica	—	(24,723)	(1,082)	(25,805)	—	—	—	—
3rd issue	—	—	—	—	—	(2,000,000)	(246,817)	(2,246,817)
4th issue	—	(1,300,000)	(47,257)	(1,347,257)	—	—	(151,152)	(151,152)
5th issue	—	—	(149,795)	(149,795)	2,000,000	—	(114,446)	(114,446)
6th issue	—	—	(66,275)	(66,275)	1,000,000	—	—	—
Suppliers	506,397	(571,434)	(51,040)	(622,474)	571,444	(668,512)	(88,974)	(757,486)
Finance lease	18,672	(35,375)	(21,231)	(56,606)	13,462	(35,722)	(11,973)	(47,695)
Total	525,069	(2,893,219)	(494,931)	(3,388,150)	3,640,782	(4,485,495)	(859,586)	(5,345,081)

f.1) In 2018

Debentures

On February 8 and August 8, 2018, the semi-annual interest amounts of the 5th issue debentures were settled. The amounts paid in the settlement totaled R$149,795.

On April 25, 2018, the debentures of the 4th issue were fully settled. The amounts paid in the settlement totaled to R$1,347,257.

On May 27 and September 27, 2018, the semi-annual interest amounts of the 6th issue debentures were settled. The amounts paid in the settlement totaled R$66,275.

On July 5, 2018, the 1st issue debentures (Telemig origin) were amortized. The amounts paid in settlement totaled to R$25,805, of which R$3,012 corresponded to the 1st series, R$8,285 to the 2nd series and R$14,508 to the 3rd series.

On October 15, 2018, the annual interest amounts of the debentures of the 4th issue - Series 3 was settled. The amounts paid in liquidation totaled R$1,583.

f.2) In 2017

Loans and financing

Banco do Nordeste ("BNB")

On May 12, 2017, draw-downs were made related to the agreement signed on August 18, 2014 in the total amount of R$39,878. The rates of this contract are 7.06% p.a. to 10.0% p.a., with total term of eight years, with interest payments and principal repayments in 72 monthly and successive installments. These resources were destined to investment and expansion projects for Brazil's Northeast region.

BNDES FINEM

Contract 14.2.1192.1: On December 30, 2014, a financing line of R$1,000,293 was contracted, with rates of: (i) Long-Term Interest Rate (“TJLP”) + 0 to 3.12% p.a; (ii) 4% p.a; (iii ) Selic + 2.32% p.a, with total term of eight years, with a grace period ending on January 15, 2018. After the grace period, interest and principal repayments will be paid in 60 monthly and successive installments; and (iv) 6% p.a. total term of seven years, with a grace period ending on January 15, 2017. After the grace period, interest and principal repayments will be paid in 60 monthly and successive installments.

During 2017, three disbursements related to this agreement were made in the amount of R$15,998.

These disbursements refer to a financial support plan linked to projects carried out in the 2014-2016 triennium, aiming at expansion in the areas of operation.

Debentures

5th Issue

At a meeting held on January 26, 2017, the Company's Board of Directors approved the 5th issue of simple debentures, non-convertible into shares of the Company, in a single series, unsecured, in the total amount of R$2,000,000, which were subject to public placement with restricted efforts, under a firm guarantee regime, in the terms of ICVM 476/09.

On February 8, 2017, the Company issued 200,000 debentures, with a par value equivalent to R$10. The debentures have a maturity of five years and the nominal unit value of each of the debentures will not be monetarily restated.

Remuneration interest corresponds to 108.25% of the accumulated variation of the average daily rates of one-day Interbank Deposits ("DI").

6th Issue

At a meeting held on November 13, 2017, the Company's Board of Directors approved the 6th issue of simple debentures, non-convertible into shares of the Company, in a single series, unsecured, in the total amount of R$1,000,000, which were subject to public placement with restricted efforts, under a firm guarantee regime, in the terms of ICVM 476/09.

On November 27, 2017, the Company issued 100,000 debentures, with a par value equivalent to R$10. The debentures have a maturity of three years and the nominal unit value of each of the debentures will not be monetarily restated.

Remuneration interest corresponds to 100.00% of the accumulated variation of the average daily rates of one-day DI, plus a spread equivalent to 0.24%.